LOANS TO THIRD PARTIES (Tables)	6 Months Ended
Dec. 31, 2019
LOANS TO THIRD PARTIES
Schedule of Accounts, Notes, Loans and Financing Receivable

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Working fund to third party companies	¥4,960,000	¥—	$—
Allowance for doubtful accounts	—	—	—
Total loans to third parties	¥4,960,000	¥—	$—